Stock-Based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024
Schedule of RSU Activity [Line Items]
Number of RSUs, Unvested, beginning balance	14,234,360	1,982,135	58,097
Weighted Average Grant Date Fair Value, Unvested, beginning balance	$ 1.73	$ 1.79	$ 2.07
Number of RSUs, Granted		22,235,871	2,593,097
Weighted Average Grant Date Fair Value, Granted		$ 1.73	$ 1.78
Number of RSUs, Vested and released	(863,030)	(4,632,212)	(669,059)
Weighted Average Grant Date Fair Value, Vested and released	$ 1.73	$ 1.75	$ 1.73
Number of RSUs, Cancelled or forfeited	(2,070)	(5,351,434)
Weighted Average Grant Date Fair Value, Cancelled or forfeited	$ 1.74	$ 1.74
Number of RSUs, Unvested, ending balance	13,369,260	14,234,360	1,982,135
Weighted Average Grant Date Fair Value, Unvested, ending balance	$ 1.73	$ 1.73	$ 1.79